STOCKHOLDERS' EQUITY (Details - Outstanding warrants)	6 Months Ended
Jun. 30, 2024 $ / shares shares
Strike Price 69.60 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issue date	Apr. 21, 2022	[1]
Strike price | $ / shares	$ 69.60	[1]
Number of shares outstanding | shares	155,610	[1]
Expiration	Apr. 21, 2027	[1]
Strike Price 87.04 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issue date	Apr. 21, 2022
Strike price | $ / shares	$ 87.04
Number of shares outstanding | shares	10,825
Expiration	Apr. 21, 2027
Strike Price 69.60 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issue date	Apr. 21, 2022
Strike price | $ / shares	$ 69.60
Number of shares outstanding | shares	26,673
Expiration	Apr. 21, 2027
Strike Price 0.29 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issue date	May 16, 2023	[2]
Strike price | $ / shares	$ 0.29	[2]
Number of shares outstanding | shares	77,010	[2]
Expiration	May 16, 2028	[2]
Strike Price 0.29 (1) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issue date	Nov. 21, 2023	[2]
Strike price | $ / shares	$ 0.29	[2]
Number of shares outstanding | shares	46,556	[2]
Expiration	Nov. 21, 2028	[2]
Strike Price 0.00001 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issue date	Nov. 21, 2023
Strike price | $ / shares	$ 0.00001
Number of shares outstanding | shares	1,576
Expiration	Nov. 21, 2028
Strike Price 0.58 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issue date	Feb. 27, 2024
Strike price | $ / shares	$ 0.58
Number of shares outstanding | shares	10,350,000
Expiration	Feb. 27, 2029

[1]	These warrants were issued as part of the Company’s initial public offering completed April 2022, and trade on Nasdaq under the ticker symbol “ACONW.”
[2]	The per share exercise price of these warrants is subject to a “ratchet” adjustment if the Company issues securities at an effective per share price lower than the then effective warrant exercise price. The strike price of $0.29 is current through the equity line activity closed April 26, 2024.